Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares Value
Exchange-Traded Funds – 96.9%
iShares Core U.S. Aggregate Bond ETF(a)(b) ....................................... 28,186 $ 2,715,439
Simplify Interest Rate Hedge ETF(c) .............................................. 734 50,052
Total Exchange-Traded Funds (Cost $2,928,941) .................................................. 2,765,491
Number of
Contracts Notional Amount
Purchased Options – 4.7%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 2 $ 816,000 10
Puts – Exchange-Traded – 4.7%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 11 3,982,000 77,770
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 27 8,910,000 56,835
134,605
Total Purchased Options (Cost $101,207) .......................................................... 134,615
Total Investments – 101.6%
(Cost $3,030,148) ........................................................................... $ 2,900,106
Liabilities in Excess of Other Assets – (1.6)% ....................................................... (44,603)
Net Assets – 100.0% .......................................................................... $ 2,855,503
Number of
Contracts Notional Amount
Written Options – (3.1)%
Puts – Exchange-Traded – (3.1)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (11) $ (3,960,000) $ (66,385)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (27) (8,370,000) (22,410)
(88,795)
Total Written Options (Premiums Received $67,974) .................................................. $ (88,795)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $799,622 have been pledged as collateral for options as of September 30, 2022.
(c) Affiliated fund managed by Simplify Asset Management Inc.
At September 30, 2022, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
Morgan Stanley Custom Junk
Index* 2/15/2024 2.78%(c)
Morgan Stanley Capital
Services LLC 315,173 $ 45,687
Morgan Stanley Custom Quality
Index* 2/15/2024 3.48%(c)
Morgan Stanley Capital
Services LLC (414,077) (36,010)
$ 9,677

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp. .................................................... (50) $ (1,693) 0.63%
Axalta Coating Systems Ltd. ....................................... (128) (2,691) 1.00%
Chemours Co. (The) ............................................. (94) (2,324) 0.86%
Cleveland-Cliffs, Inc. ............................................. (209) (2,819) 1.04%
Sylvamo Corp .................................................. (83) (2,817) 1.04%
U.S. Steel Corp. ................................................ (157) (2,845) 1.05%
(15,189)
Communications
Altice USA, Inc., Class A .......................................... (350) (2,042) 0.76%
AT&T, Inc. ..................................................... (259) (3,974) 1.47%
Charter Communications Inc, Class A ............................... (10) (2,919) 1.08%
Commscope Holding Co., Inc. ..................................... (270) (2,483) 0.92%
Dish Network Corp., Class A ....................................... (187) (2,585) 0.96%
Echostar Corp., Class A .......................................... (47) (774) 0.29%
Frontier Communications Parent ................................... (115) (2,694) 1.00%
Lumen Technologies, Inc. ......................................... (365) (2,656) 0.98%
Nexstar Media Group, Inc., Class A ................................. (17) (2,762) 1.02%
Paramount Global, Class B ........................................ (144) (2,741) 1.01%
Telephone And Data Systems, Inc. .................................. (204) (2,840) 1.05%
Viasat, Inc. ..................................................... (84) (2,545) 0.94%
Warner Bros Discovery Inc ........................................ (263) (3,023) 1.12%
(34,038)
Consumer, Cyclical
Alaska Air Group, Inc. ............................................ (70) (2,743) 1.02%
American Airlines Group, Inc. ...................................... (229) (2,761) 1.02%
Aramark ....................................................... (29) (915) 0.34%
Caesars Entertainment, Inc. ....................................... (70) (2,269) 0.84%
Carnival Corp. .................................................. (301) (2,114) 0.78%
Core & Main, Inc., Class A ........................................ (32) (725) 0.27%
Delta Air Lines, Inc. .............................................. (102) (2,852) 1.06%
Foot Locker Inc ................................................. (82) (2,542) 0.94%
Gap, Inc. (The) ................................................. (354) (2,907) 1.08%
Hanesbrands, Inc. ............................................... (369) (2,567) 0.95%
Jetblue Airways Corp. ............................................ (394) (2,615) 0.97%
Kohl's Corp. .................................................... (111) (2,795) 1.03%
Nordstrom, Inc. ................................................. (173) (2,903) 1.07%
Peloton Interactive, Inc., Class A ................................... (298) (2,068) 0.76%
Penn National Gaming, Inc. ....................................... (105) (2,892) 1.07%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
PVH Corp. ..................................................... (59) $ (2,645) 0.98%
Qurate Retail, Inc., Series A ....................................... (1,189) (2,390) 0.88%
Resideo Technologies, Inc. ........................................ (47) (887) 0.33%
RH ........................................................... (12) (3,025) 1.12%
Royal Caribbean Cruises Ltd. ...................................... (65) (2,451) 0.91%
Sally Beauty Holdings, Inc. ........................................ (229) (2,883) 1.07%
Scotts Miracle-Gro Co/The ........................................ (51) (2,160) 0.80%
Six Flags Entertainment Corp ...................................... (138) (2,447) 0.91%
Southwest Airlines Co. ........................................... (80) (2,477) 0.92%
Travel + Leisure Co. ............................................. (65) (2,211) 0.82%
United Airlines Holdings, Inc. ...................................... (85) (2,765) 1.02%
Victoria's Secret & Co ............................................ (96) (2,787) 1.03%
Walgreens Boots Alliance, Inc. ..................................... (81) (2,542) 0.94%
(67,338)
Consumer, Non-cyclical
ADT, Inc. ...................................................... (388) (2,908) 1.08%
Avis Budget Group Inc ........................................... (20) (2,926) 1.08%
Clarivate PLC .................................................. (292) (2,743) 1.02%
Coty, Inc., Class A ............................................... (413) (2,609) 0.97%
Davita, Inc. .................................................... (35) (2,891) 1.07%
Elanco Animal Health Inc ......................................... (53) (655) 0.24%
Exact Sciences Corp. ............................................ (47) (1,532) 0.57%
Herbalife Nutrition Ltd. ........................................... (136) (2,698) 1.00%
Jazz Pharmaceuticals PLC ........................................ (13) (1,685) 0.62%
Mednax, Inc. ................................................... (167) (2,763) 1.02%
Nektar Therapeutics, Class A ...................................... (805) (2,576) 0.95%
Oak Street Health, Inc. ........................................... (86) (2,121) 0.78%
Organon & Co. ................................................. (113) (2,651) 0.98%
Perrigo Co. PLC ................................................ (73) (2,591) 0.96%
Post Holdings, Inc. .............................................. (35) (2,860) 1.06%
Sabre Corp. .................................................... (464) (2,389) 0.88%
Shift4 Payments, Inc., Class A ..................................... (66) (2,933) 1.09%
Stoneco Ltd., Class A ............................................ (336) (3,204) 1.19%
Tenet Healthcare Corp. ........................................... (53) (2,750) 1.02%
TreeHouse Foods, Inc. ........................................... (65) (2,761) 1.02%
US Foods Holding Corp. .......................................... (106) (2,806) 1.04%
Viatris, Inc. ..................................................... (345) (2,942) 1.09%
(55,994)
Energy
Apa Corp. ..................................................... (80) (2,731) 1.01%
Cheniere Energy, Inc. ............................................ (19) (3,072) 1.14%
Equities Corp. .................................................. (66) (2,701) 1.00%
Kosmos Energy Ltd. ............................................. (471) (2,437) 0.90%
Nov, Inc. ...................................................... (181) (2,932) 1.09%
Occidental Petroleum Corp. ....................................... (58) (3,537) 1.31%
Ovintiv Inc ..................................................... (62) (2,857) 1.06%
PBF Energy, Inc., Class A ......................................... (111) (3,895) 1.44%
Southwestern Energy Co ......................................... (417) (2,550) 0.94%
Sunrun, Inc. .................................................... (85) (2,354) 0.87%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy (continued)
Valero Energy Corp. ............................................. (29) $ (3,084) 1.14%
(32,150)
Financial
Air Lease Corp., Class A .......................................... (88) (2,741) 1.02%
Industrial
Berry Global Group, Inc. .......................................... (59) (2,762) 1.02%
Coherent Corp .................................................. (60) (2,097) 0.78%
Energizer Holdings, Inc. .......................................... (114) (2,859) 1.06%
Enovis Corp .................................................... (47) (2,143) 0.79%
Fluor Corp. .................................................... (59) (1,470) 0.54%
Gates Industrial Corp. PLC ........................................ (163) (1,593) 0.59%
General Electric Co. ............................................. (57) (3,537) 1.31%
O-I Glass, Inc., Class I ........................................... (230) (2,976) 1.10%
Ryder System, Inc. .............................................. (43) (3,233) 1.20%
Silgan Holdings, Inc. ............................................. (35) (1,464) 0.54%
Spirit Aerosystems Holdings, Inc., Class A ............................ (120) (2,633) 0.98%
TD Synnex Corp. ................................................ (19) (1,504) 0.56%
Vertiv Holdings Co., Class A ....................................... (245) (2,379) 0.88%
Westrock Co. ................................................... (75) (2,328) 0.86%
XPO Logistics, Inc. .............................................. (64) (2,868) 1.06%
(35,846)
Technology
Coupa Software, Inc. ............................................. (29) (1,710) 0.63%
Dell Technologies, Inc., Class C .................................... (66) (2,240) 0.83%
Dxc Technology Co. ............................................. (118) (2,897) 1.07%
Everbridge, Inc. ................................................. (87) (2,680) 0.99%
Fastly, Inc., Class A .............................................. (323) (2,961) 1.10%
Kyndryl Holdings Inc ............................................. (300) (2,477) 0.92%
NCR Corp. ..................................................... (109) (2,081) 0.77%
RingCentral Inc, Class A .......................................... (71) (2,846) 1.05%
Solarwinds Corp. ................................................ (291) (2,253) 0.83%
Western Digital Corp. ............................................ (63) (2,050) 0.76%
Xerox Holdings Corp. ............................................ (201) (2,635) 0.98%
(26,830)
Total ....................................................................... $ (270,126) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Ecolab, Inc. .................................................... 26 $ 3,700 0.98%
International Flavors & Fragrances, Inc. .............................. 39 3,572 0.94%
Sherwin-Williams Co/The ......................................... 19 3,791 1.00%
11,063
Communications
Interpublic Group of Cos Inc/T ..................................... 149 3,814 1.01%
Meta Platforms, Inc., Class A ...................................... 28 3,761 0.99%
Omnicom Group, Inc. ............................................ 60 3,793 1.00%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications (continued)
Sirius XM Holdings, Inc. .......................................... 698 $ 3,985 1.05%
15,353
Consumer, Cyclical
Autozone, Inc. .................................................. 2 4,140 1.09%
Domino's Pizza, Inc. ............................................. 12 3,679 0.97%
Home Depot, Inc. (The) ........................................... 15 4,212 1.11%
LKQ Corp. ..................................................... 85 3,999 1.06%
Lululemon Athletica Inc ........................................... 12 3,423 0.90%
Marriott International, Inc., Class A .................................. 26 3,575 0.95%
O'reilly Automotive, Inc. ........................................... 6 4,232 1.12%
Pool Corp. ..................................................... 13 4,016 1.06%
Tempur Sealy International, Inc. .................................... 148 3,574 0.94%
Thor Industries, Inc. ............................................. 55 3,821 1.01%
Wyndham Hotels & Resorts, Inc. ................................... 61 3,762 0.99%
Yum! Brands, Inc. ............................................... 36 3,828 1.01%
46,261
Consumer, Non-cyclical
Anthem, Inc. ................................................... 9 3,880 1.02%
Automatic Data Processing, Inc. .................................... 18 4,064 1.07%
Avery Dennison Corp. ............................................ 23 3,760 0.99%
Chemed Corp .................................................. 9 3,759 0.99%
Cigna Corp. .................................................... 14 3,967 1.05%
Colgate-Palmolive Co. ........................................... 55 3,871 1.02%
CVS Health Corp. ............................................... 41 3,864 1.02%
Danaher Corp. .................................................. 15 3,798 1.00%
FleetCor Technologies Inc ......................................... 20 3,555 0.94%
General Mills Inc ................................................ 55 4,230 1.12%
Global Payments, Inc. ............................................ 32 3,408 0.90%
Grand Canyon Education, Inc. ..................................... 49 4,036 1.07%
Hershey Co. (The) ............................................... 19 4,161 1.10%
Johnson & Johnson .............................................. 25 4,102 1.08%
Kraft Heinz Co. (The) ............................................ 120 3,994 1.05%
Mondelez International Inc, Class A ................................. 70 3,816 1.01%
Moody's Corp .................................................. 15 3,570 0.94%
Procter & Gamble Co/The ......................................... 30 3,808 1.00%
Regeneron Pharmaceuticals, Inc. ................................... 6 4,046 1.07%
ResMed, Inc. ................................................... 18 4,005 1.06%
Rollins, Inc. .................................................... 116 4,016 1.06%
Sotera Health Co. ............................................... 275 1,875 0.49%
Stryker Corp. ................................................... 18 3,703 0.98%
Thermo Fisher Scientific, Inc. ...................................... 8 3,809 1.01%
UnitedHealth Group, Inc. .......................................... 8 4,004 1.06%
Verisk Analytics, Inc., Class A ...................................... 23 3,842 1.01%
98,943
Energy
Antero Midstream Corp ........................................... 400 3,669 0.97%
DT Midstream Inc ............................................... 72 3,738 0.98%
Oneok, Inc. .................................................... 66 3,401 0.90%
Texas Pacific Land Corp .......................................... 2 4,169 1.10%
14,977

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial
Arthur J Gallagher & Co. .......................................... 22 $ 3,847 1.01%
BlackRock Inc, Class A ........................................... 7 3,607 0.95%
Brown & Brown, Inc. ............................................. 67 4,077 1.08%
Cboe Global Markets, Inc. ........................................ 35 4,084 1.08%
Duke Realty Corp ............................................... 75 3,628 0.96%
EastGroup Properties Inc ......................................... 26 3,759 0.99%
Extra Space Storage Inc .......................................... 22 3,836 1.01%
Intercontinental Exchange, Inc. ..................................... 42 3,807 1.00%
Life Storage Inc ................................................. 35 3,902 1.03%
National Storage Affiliates Trust .................................... 89 3,687 0.97%
OMEGA Healthcare Investors, Inc. .................................. 136 4,016 1.06%
ProLogis, Inc. .................................................. 36 3,624 0.96%
45,874
Industrial
Allegion PLC ................................................... 45 3,991 1.05%
AMETEK Inc ................................................... 34 3,871 1.02%
Amphenol Corp., Class A ......................................... 57 3,808 1.01%
Ball Corp. ...................................................... 72 3,474 0.92%
CH Robinson Worldwide, Inc. ...................................... 38 3,706 0.98%
Crown Holdings Inc .............................................. 43 3,447 0.91%
Dover Corp. .................................................... 34 3,945 1.04%
Esab Corp ..................................................... 108 3,603 0.95%
Fortune Brands Home & Security, Inc. ............................... 69 3,702 0.98%
Generac Holdings, Inc. ........................................... 20 3,539 0.93%
Lennox International, Inc. ......................................... 17 3,692 0.97%
Mettler-Toledo International, Inc. .................................... 3 3,613 0.95%
Middleby Corp. (The) ............................................ 29 3,728 0.98%
Nordson Corp. .................................................. 19 3,946 1.04%
Nvent Electric PLC .............................................. 123 3,879 1.02%
Pentair PLC .................................................... 95 3,863 1.02%
Stanley Black & Decker, Inc. ....................................... 48 3,641 0.96%
Trex Co Inc .................................................... 90 3,961 1.05%
67,409
Technology
Accenture PLC, Class A .......................................... 15 3,895 1.03%
Black Knight, Inc. ............................................... 61 3,970 1.05%
Broadridge Financial Solutions, Inc. ................................. 25 3,657 0.97%
CACI International, Inc., Class A .................................... 15 3,922 1.04%
CCC Intelligent Solutions Hold ..................................... 447 4,069 1.07%
Cognizant Technology Solutions Corp., Class A ........................ 67 3,838 1.01%
Fair Isaac Corp ................................................. 9 3,729 0.98%
Fidelity National Information Services, Inc. ............................ 48 3,656 0.96%
Fiserv, Inc. ..................................................... 40 3,709 0.98%
International Business Machine .................................... 33 3,925 1.04%
Intuit, Inc. ...................................................... 10 3,804 1.00%
KLA Corp. ..................................................... 12 3,719 0.98%
Paychex, Inc. ................................................... 35 3,910 1.03%
Texas Instruments, Inc. ........................................... 25 3,944 1.04%
Tyler Technologies Inc ............................................ 11 3,971 1.05%

Simplify Aggregate Bond PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Zebra Technologies Corp., Class A .................................. 14 $ 3,667 0.97%
61,385
Utilities
AES Corp/The .................................................. 155 3,510 0.93%
Alliant Energy Corp. ............................................. 69 3,647 0.96%
DTE Energy Co ................................................. 32 3,652 0.96%
Edison International ............................................. 61 3,434 0.91%
Public Service Enterprise Group, Inc. ................................ 62 3,507 0.92%
17,750
Total ....................................................................... $ 379,015 100.00%
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify Interest
Rate Hedge
ETF $ 32,075 $ 115,611 $ (111,072) $ 5,215 $ 8,223 $ 50,052 734 $ 87 $ —
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 96.9%
Purchased Options ............................................................................... 4.7%
Total Investments ................................................................................ 101.6%
Liabilities in Excess of Other Assets .................................................................. (1.6)%
Net Assets ..................................................................................... 100.0%